Consolidated Balance Sheets - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Current assets
Cash	$ 216,465	$ 1,734,040
Accounts receivable	17,325	14,385
Escrow account		1,500,000
Inventory	25,725	69,170
Prepaid expenses	286,593	1,511,546
Deferred offering costs	1,336,263
Total current assets	1,882,371	4,829,141
Fixed assets, net	15,043,715	14,798,103
Other assets
Construction-in-process	25,130	1,087,101
Patents, net	6,268,500	6,658,500
License Agreement, net	9,142,376	10,222,376
Right of Use asset	204,243	282,753
Deposits	20,633	20,633
Total other assets	15,660,882	18,271,363
Total assets	32,586,968	37,898,607
Current liabilities
Accounts payable	3,510,206	2,802,787
Accrued interest	923,387	500,450
Accrued interest - related parties	219,542	203,520
Other accrued expenses	1,314,961	207,418
Accrued expenses - related parties	400,306	200,000
Short-term Promissory Note and Lines of credit	19,817	20,044
Restructured August note payable	2,400,000
Dividends payable	579,248	296,630
Derivative liability		13,101,000
Warrant liability	355,000	3,923,000
Lease Liability, current	87,804
Total current liabilities	11,221,783	21,846,261
Convertible debenture, less unamortized debt discount of $9,680,000 as of March 31, 2022		2,629,079
Restructured Senior note payable	21,290,000
Note payable, less current maturities	23,604	119,604
Lease Liability, non-current	125,189	286,253
Total liabilities	32,660,576	24,881,197
Commitments and contingencies (Note 17)
Stockholders’ deficit
Series A Convertible Preferred stock, $0.0001 par value, 5,000,000 shares authorized, 5,000,000 shares issued and outstanding at March 31, 2023 and March 31, 2022	500	500
Common stock, $0.0001 par value, 900,000,000 shares authorized, 803,123,748 shares issued and outstanding at March 31, 2023 and 674,831,624 shares issued and 674,644,124 shares outstanding at March 31, 2022, respectively	80,377	67,500
Additional paid in capital	121,156,733	96,701,607
Stock to be issued	662,767	20,132,650
Subscription receivable	(56,250)
Accumulated deficit	(167,533,292)	(150,036,023)
Total stockholders’ deficit	(45,689,165)	(33,133,766)
Total liabilities, mezzanine and stockholders’ deficit	32,586,968	37,898,607
Series E Redeemable Convertible Preferred Stock [Member]
Current liabilities
Temporary equity, value	2,003,557	2,539,176
Series F Redeemable Convertible Preferred Stock [Member]
Current liabilities
Temporary equity, value	43,612,000	43,612,000
Nonrelated Party [Member]
Current liabilities
Notes payable	671,100	96,000
Related Party [Member]
Current liabilities
Notes payable	$ 740,412	$ 495,412